Lease Prepayments (Narrative) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)
Lease Prepayments
Amortization of Leased Asset	¥ 534	$ 84	¥ 534	¥ 534
Finite-Lived Intangible Assets, Net	¥ 13,768				$ 2,160
Land Subject To Ground Leases Maturity Date Description	The land-use rights for land with an area of approximately 43,878 square meters, 30,373 square meters will expire in November 2050 and May 2053, respectively.	The land-use rights for land with an area of approximately 43,878 square meters, 30,373 square meters will expire in November 2050 and May 2053, respectively.